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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

       Registrant Name        Variable Account B - American International Life
                                                   Assurance Company of New York

       File Number            811-4865-1

       Registrant CIK Number: 0000805749


Report as of the end of semiannual period: / / (a)
                            or fiscal year: 12/31/02    (b)
      Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1. A) Registrant Name: Variable Account B - American International Life
                                             Assurance Company of New York
   B) File Number: 811-4865-1
   C) Telephone Number: (713) 831-3504
2. A) Street: Post Office Box 1591
   B) City: Houston C) State: TX D) Zip Code: 77251 Zip Ext.: 1591
   E) Foreign Country:          Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) --N---
4. Is this the last filing on this form by the Registrant? (Y or N) ---N---
5. Is Registrant a small business investment company (SBIC)? (Y or N) --N--
6. Is Registrant a unit investment trust (UIT)? (Y or N) --------Y---------

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4865-1

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $212

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4865-1

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                             Number of        Total Assets        Total Income
                              Series        ($000's omitted)     Distributions
                             Investing                          ($000's omitted)

A.   U.S. Treasury
     direct issue           ___________        ___________         ___________

B.   U.S. Government
     agency                 ___________        ___________         ___________

C.   State and municipal
     tax-free               ___________        ___________         ___________

D.   Public utility debt    ___________        ___________         ___________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                 ___________        ___________         ___________

F.   All other corporate
     intermed. & long-term
     debt                   ___________        ___________         ___________

G.   All other corporate
     short-term debt        ___________        ___________         ___________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers     ___________        ___________         ___________

I.   Investment company
     equity securities      ___________        ___________         ___________

J.   All other equity
     securities                 17              $ 10,415              $ 163

K.   Other securities       ___________        ___________         ___________

L.   Total assets of all
     series of
     registrant                 17              $ 10,415              $ 163

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4865-1

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $84

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
    (Name of Registrant)

BY:  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
              (Name of Depositor)

By: /s/ ROBERT F. HERBERT, JR.          Witness:  /s/ LAUREN W. JONES
    ------------------------------                ------------------------------
    Robert F. Herbert, Jr.                        Lauren W. Jones
    Senior Vice President,                        Assistant Secretary
        Treasurer & Controller                    American International Life
    American International Life                   Assurance Company of
    Assurance Company of                          New York
        New York